RECLAMATION PROVISION AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
RECLAMATION PROVISION AND OTHER LIABILITIES
Schedule of reclamation provision and other liabilities

	As at December 31,

	2013	2012

Reclamation provision (note 6(a))	$150,849	$101,753

Long-term portion of capital lease obligations (note 13(a))	11,843	12,108

Pension benefits (note 6(b))	15,278	13,734

Other	266	140

Total	$178,236	$127,735

Reconciliation of the beginning and ending carrying amounts of the Company's asset retirement obligations

	2013	2012

Asset retirement obligations – long-term, beginning of year	$89,720	$86,386

Asset retirement obligations – current, beginning of year	4,630	–

Current year additions and changes in estimate, net	44,898	1,495

Current year accretion	4,624	5,068

Liabilities settled	(853)	(254)

Foreign exchange revaluation	(3,678)	1,655

Reclassification from long-term to current, end of year	(1,029)	(4,630)

Asset retirement obligations – long-term, end of year	$138,312	$89,720

Components of net pension plan expense relating to the Executives Plan

	Year Ended December 31,

	2013	2012	2011

Service cost – benefits earned during the year	$457	$650	$996

Interest cost on projected benefit obligation	431	489	663

Amortization of net transition asset	164	169	171

Prior service cost	25	26	26

Loss due to settlement	–	2,921	–

Recognized net actuarial loss	379	340	245

Net pension benefits expense	$1,456	$4,595	$2,101

Schedule of funded status of Executives plan

	2013	2012

Reconciliation of the market value of plan assets:

Fair value of plan assets, beginning of year	$2,373	$2,952

Agnico Eagle's contribution	374	839

Benefit payments	(244)	(520)

Settlements	–	(961)

Effect of exchange rate changes	(157)	63

Fair value of plan assets, end of year	2,346	2,373

Reconciliation of projected benefit obligation:

Projected benefit obligation, beginning of year	10,818	14,370

Service cost	456	650

Interest cost	431	489

Net actuarial loss	573	675

Benefit payments	(244)	(520)

Settlements	–	(5,148)

Effect of exchange rate changes	(736)	302

Projected benefit obligation, end of year	11,298	10,818

Deficiency of plan assets compared with projected benefit obligation	$(8,952)	$(8,445)

Net pension amount recognized in the consolidated balance sheet and valuation assumptions

	As at December 31,

	2013	2012

Accrued employee benefit liability	$5,733	$5,008

Accumulated other comprehensive loss:

Transition obligation	159	341

Prior service cost	24	52

Net actuarial loss	3,036	3,044

Net liability	$8,952	$8,445

Assumptions:

Weighted average discount rate – net periodic pension cost	4.00%	4.45%

Weighted average discount rate – projected benefit obligation	4.90%	4.00%

Weighted average rate of compensation increase	3.00%	3.00%

Estimated average remaining service life for the plan (in years)(i)	5.0	6.0

Note:

(i)
Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

Components expected to be recognized in accumulated other comprehensive loss
Transition obligation	$159

Prior service cost	24

Net actuarial loss	476

$659

Estimated benefit payments from Executives plan
Year ended December 31,:	Estimated Executives Plan Benefit Payments

2014	$109

2015	$107

2016	$105

2017	$103

2018	$102

2019 – 2023	$5,295

Goldex mine
Environmental remediation liability
Reconciliation of the beginning and ending carrying amounts of the environmental remediation liability

	2013	2012

Environmental remediation liability – long-term, beginning of year	$12,033	$19,057

Environmental remediation liability – current, beginning of year	12,186	26,069

Current year additions and changes in estimate, net	1,005	(36)

Liabilities settled	(9,045)	(21,450)

Foreign exchange revaluation	(1,219)	579

Reclassification from long-term to current, end of year	(2,423)	(12,186)

Environmental remediation liability – long-term, end of year	$12,537	$12,033